Nuveen Global Equity Income Fund
Portfolio of Investments March 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.0%
X –
COMMON STOCKS - 99 .0 % X 133,044,330
Automobiles & Components - 1.9%
55,386 General Motors Co $ 2,511,755
Total Automobiles & Components 2,511,755
Banks - 13.7%
48,652 Fifth Third Bancorp 1,810,341
14,698 JPMorgan Chase & Co 2,944,009
351,474 Nordea Bank Abp 3,973,303
219,320 Oversea-Chinese Banking Corp Ltd 2,191,415
204,500 Sumitomo Mitsui Trust Holdings Inc 4,406,279
53,067 Wells Fargo & Co 3,075,763
Total Banks 18,401,110
Capital Goods - 11.0%
11,633 Airbus SE 2,143,133
7,870 Eaton Corp PLC 2,460,792
9,409 General Dynamics Corp 2,657,948
154,650 Mitsubishi Electric Corp 2,588,678
59,230 Mitsui & Co Ltd 2,769,095
11,280 Siemens AG 2,153,790
Total Capital Goods 14,773,436
Consumer Durables & Apparel - 1.1%
3,611 Kering SA 1,430,257
Total Consumer Durables & Apparel 1,430,257
Consumer Services - 2.1%
54,155 Las Vegas Sands Corp 2,799,813
Total Consumer Services 2,799,813
Consumer Staples Distribution & Retail - 2.4%
54,118 Walmart Inc 3,256,280
Total Consumer Staples Distribution & Retail 3,256,280
Energy - 6.5%
19,061 Chevron Corp 3,006,682
87,170 Enterprise Products Partners LP 2,543,621
97,242 Shell PLC 3,226,438
Total Energy 8,776,741
Financial Services - 2.2%
14,678 Deutsche Boerse AG 3,005,906
Total Financial Services 3,005,906
Food, Beverage & Tobacco - 3.4%
26,709 Coca-Cola Co/The 1,634,057
30,945 Heineken NV 2,983,332
Total Food, Beverage & Tobacco 4,617,389
Health Care Equipment & Services - 3.2%
4,094 Elevance Health Inc 2,122,903
6,432 Humana Inc 2,230,103
Total Health Care Equipment & Services 4,353,006

Nuveen Global Equity Income Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

Shares Description (a) Value
Household & Personal Products - 4.0%
504,233 Haleon PLC $ 2,113,127
42,160 Kao Corp 1,575,445
81,417 Kenvue Inc 1,747,209
Total Household & Personal Products 5,435,781
Insurance - 7.0%
7,200 Allianz SE 2,157,963
7,666 Everest Group Ltd 3,047,235
48,479 NN Group NV 2,238,037
3,618 Zurich Insurance Group AG 1,954,495
Total Insurance 9,397,730
Materials - 6.6%
89,760 BHP Group Ltd 2,595,316
21,224 DSM-Firmenich AG 2,413,849
26,030 DuPont de Nemours Inc 1,995,720
34,073 Nutrien Ltd 1,851,118
Total Materials 8,856,003
Media & Entertainment - 1.8%
21,816 Publicis Groupe SA 2,378,391
Total Media & Entertainment 2,378,391
Pharmaceuticals, Biotechnology & Life Sciences - 9.3%
12,325 AbbVie Inc 2,244,382
37,522 AstraZeneca PLC, Sponsored ADR 2,542,116
26,600 Gilead Sciences Inc 1,948,450
30,115 Sanofi 2,929,720
22,739 UCB SA 2,807,058
Total Pharmaceuticals, Biotechnology & Life Sciences 12,471,726
Semiconductors & Semiconductor Equipment - 6.0%
3,002 Broadcom Inc 3,978,881
46,103 Intel Corp 2,036,369
54,900 MediaTek Inc 1,989,263
Total Semiconductors & Semiconductor Equipment 8,004,513
Software & Services - 2.5%
26,578 Oracle Corp 3,338,463
Total Software & Services 3,338,463
Technology Hardware & Equipment - 2.8%
33,530 Cisco Systems Inc 1,673,482
41,700 Samsung Electronics Co Ltd 2,081,339
Total Technology Hardware & Equipment 3,754,821
Telecommunication Services - 4.4%
228,242 AT&T Inc 4,017,059
173,636 Telenor ASA 1,931,244
Total Telecommunication Services 5,948,303
Transportation - 2.0%
63,530 DHL Group 2,737,977
Total Transportation 2,737,977

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (a) Value
Utilities - 5.1%
46,712 Dominion Energy Inc $ 2,297,763
264,333 Enel SpA 1,744,993
104,621 Engie SA 1,753,170
74,143 National Grid PLC 999,003
Total Utilities 6,794,929
Total Common Stocks
(cost $99,580,864) 133,044,330
Total Long-Term Investments
(cost $99,580,864) 133,044,330
Other Assets & Liabilities, Net -  1.0% 1,330,374
Net Assets - 100% $ 134,374,704
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 67,703,558 $ 65,340,772 $ – $ 133,044,330
Total
$ 67,703,558 $ 65,340,772 $ – $ 133,044,330
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
ADR American Depositary Receipt

Nuveen Small Cap Value Opportunities Fund
Portfolio of Investments March 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 98.5%
X –
COMMON STOCKS - 98.5% X 207,592,400
Automobiles & Components - 2.8%
114,051 (b) Atmus Filtration Technologies Inc $ 3,678,145
164,183 (b) Goodyear Tire & Rubber Co/The 2,254,232
Total Automobiles & Components 5,932,377
Banks - 11.8%
58,105 Independent Bank Group Inc 2,652,493
98,416 OFG Bancorp 3,622,693
121,303 Old National Bancorp/IN 2,111,885
141,508 Seacoast Banking Corp of Florida 3,592,888
58,064 SouthState Corp 4,937,182
39,590 (b) Texas Capital Bancshares Inc 2,436,765
86,983 Western Alliance Bancorp 5,583,439
Total Banks 24,937,345
Capital Goods - 16.0%
35,109 BWX Technologies Inc 3,602,886
27,594 Crane Co 3,728,777
8,351 Curtiss-Wright Corp 2,137,355
28,622 EnerSys 2,703,634
33,703 ESCO Technologies Inc 3,607,906
120,569 Flowserve Corp 5,507,592
211,882 Mueller Water Products Inc, Class A 3,409,181
23,607 (b) MYR Group Inc 4,172,537
65,879 nVent Electric PLC 4,967,277
Total Capital Goods 33,837,145
Commercial & Professional Services - 1.0%
38,581 (b) Stericycle Inc 2,035,148
Total Commercial & Professional Services 2,035,148
Consumer Discretionary Distribution & Retail - 2.6%
32,421 Academy Sports & Outdoors Inc 2,189,714
39,533 Advance Auto Parts Inc 3,363,863
Total Consumer Discretionary Distribution & Retail 5,553,577
Consumer Services - 5.6%
273,216 (b) Accel Entertainment Inc 3,221,217
30,025 (b) Light & Wonder Inc 3,065,252
115,403 Perdoceo Education Corp 2,026,477
56,969 (b) Stride Inc 3,591,895
Total Consumer Services 11,904,841
Energy - 9.1%
235,252 Antero Midstream Corp 3,307,643
114,753 (c) Atlas Energy Solutions Inc 2,595,713
72,716 California Resources Corp 4,006,652
355,108 Permian Resources Corp 6,271,207
25,525 (b) Weatherford International PLC 2,946,095
Total Energy 19,127,310
Equity Real Estate Investment Trusts (REITs) - 7.0%
168,119 Apple Hospitality REIT Inc 2,753,789
192,320 Sabra Health Care REIT Inc 2,840,566
301,616 SITE Centers Corp 4,418,674

Shares Description (a) Value
Equity Real Estate Investment Trusts (REITs) (continued)
120,983 STAG Industrial Inc $ 4,650,587
Total Equity Real Estate Investment Trusts (REITs) 14,663,616
Financial Services - 9.0%
126,356 (b) AssetMark Financial Holdings Inc 4,474,266
854,573 BGC Group Inc, Class A 6,640,032
26,158 FirstCash Holdings Inc 3,336,192
316,433 Perella Weinberg Partners 4,471,198
Total Financial Services 18,921,688
Food, Beverage & Tobacco - 2.8%
18,529 John B Sanfilippo & Son Inc 1,962,592
129,202 Primo Water Corp 2,352,768
45,385 (b) Simply Good Foods Co/The 1,544,452
Total Food, Beverage & Tobacco 5,859,812
Health Care Equipment & Services - 2.5%
29,058 (b) Castle Biosciences Inc 643,635
84,335 (b) Fulgent Genetics Inc 1,830,069
172,312 (b) Tactile Systems Technology Inc 2,800,070
Total Health Care Equipment & Services 5,273,774
Insurance - 5.3%
69,582 Axis Capital Holdings Ltd 4,524,222
40,934 Selective Insurance Group Inc 4,468,765
57,728 (b) Skyward Specialty Insurance Group Inc 2,159,604
Total Insurance 11,152,591
Materials - 3.6%
18,069 Innospec Inc 2,329,817
39,383 Materion Corp 5,188,710
Total Materials 7,518,527
Pharmaceuticals, Biotechnology & Life Sciences - 6.1%
1,272,352 (b) ADMA Biologics Inc 8,397,524
21,786 (b) Biohaven Ltd 1,191,476
49,004 (b) Halozyme Therapeutics Inc 1,993,483
41,822 (b) Pacira BioSciences Inc 1,222,039
Total Pharmaceuticals, Biotechnology & Life Sciences 12,804,522
Semiconductors & Semiconductor Equipment - 2.1%
73,279 (b) Rambus Inc 4,529,375
Total Semiconductors & Semiconductor Equipment 4,529,375
Software & Services - 3.8%
183,039 (b) PowerSchool Holdings Inc, Class A 3,896,900
105,016 (b) Teradata Corp 4,060,969
Total Software & Services 7,957,869
Technology Hardware & Equipment - 3.4%
137,545 (b) Arlo Technologies Inc 1,739,944
284,654 (b) Harmonic Inc 3,825,750
18,540 (b) IPG Photonics Corp 1,681,393
Total Technology Hardware & Equipment 7,247,087

Nuveen Small Cap Value Opportunities Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (a) Value
Utilities - 4.0%
27,427 IDACORP Inc $ 2,547,694
26,168 MGE Energy Inc 2,059,945
40,177 PNM Resources Inc 1,512,262
39,157 SJW Group 2,215,895
Total Utilities 8,335,796
Total Common Stocks
(cost $152,696,986) 207,592,400
Total Long-Term Investments
(cost $152,696,986) 207,592,400
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.2%
2,623,334 (d) State Street Navigator Securities Lending
Government Money Market Portfolio
5.340%(e) $ 2,623,334
Total Investments Purchased with Collateral from Securities Lending
(cost $2,623,334) 2,623,334
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 1.9%
X –
REPURCHASE AGREEMENTS - 1.9% X 3,963,686
$ 3,825 (f) Fixed Income Clearing Corp (FICC) 5.280% 4/01/24 $ 3,825,000
139 (g) Fixed Income Clearing Corp (FICC) 1.600% 4/01/24 138,686
Total Repurchase Agreements
(cost $3,963,686) 3,963,686
Total Short-Term Investments
(cost $3,963,686) 3,963,686
Total Investments (cost $159,284,006 ) - 101.6% 214,179,420
Other Assets & Liabilities, Net -  (1.6)% (3,371,214)
Net Assets - 100% $ 210,808,206

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 207,592,400 $ – $ – $ 207,592,400
Investments Purchased with Collateral from
Securities Lending 2,623,334 – – 2,623,334
Short-Term Investments:
Repurchase Agreements – 3,963,686 – 3,963,686
Total
$ 210,215,734 $ 3,963,686 $ – $ 214,179,420
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,569,745.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 5.280% dated 3/28/24 to be repurchased at $3,827,244 on 4/1/24, collateralized by
Government Agency Securities, with coupon rate 3.875% and maturity date 8/15/33, valued at $3,901,591.
(g) Agreement with Fixed Income Clearing Corporation, 1.600% dated 3/28/24 to be repurchased at $138,711 on 4/1/24, collateralized by
Government Agency Securities, with coupon rate 4.750% and maturity date 2/15/41, valued at $141,479.
REIT Real Estate Investment Trust

Nuveen Multi Cap Value Fund
Portfolio of Investments March 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 96.2%
X –
COMMON STOCKS - 96 .2 % X 390,511,576
Automobiles & Components - 4.4%
402,421 Ford Motor Co $ 5,344,151
270,119 General Motors Co 12,249,897
Total Automobiles & Components 17,594,048
Banks - 9.6%
213,170 Bank of NT Butterfield & Son Ltd/The 6,819,308
150,794 Citigroup Inc 9,536,213
53,546 JPMorgan Chase & Co 10,725,263
196,280 Wells Fargo & Co 11,376,388
Total Banks 38,457,172
Capital Goods - 13.1%
35,631 Curtiss-Wright Corp 9,119,398
260,886 Flowserve Corp 11,917,272
37,439 General Dynamics Corp 10,576,143
20,115 Honeywell International Inc 4,128,604
16,809 Hubbell Inc 6,976,575
141,249 nVent Electric PLC 10,650,175
Total Capital Goods 53,368,167
Consumer Durables & Apparel - 0.6%
21,484 PulteGroup Inc 2,591,400
Total Consumer Durables & Apparel 2,591,400
Consumer Staples Distribution & Retail - 2.4%
164,163 Walmart Inc 9,877,688
Total Consumer Staples Distribution & Retail 9,877,688
Energy - 9.8%
211,137 Baker Hughes Co 7,073,090
20,835 Cheniere Energy Inc 3,360,269
46,196 Hess Corp 7,051,357
487,410 Permian Resources Corp 8,607,661
205,800 Shell PLC, ADR 13,796,831
Total Energy 39,889,208
Equity Real Estate Investment Trusts (REITs) - 3.3%
93,348 American Homes 4 Rent, Class A 3,433,339
49,019 Camden Property Trust 4,823,470
138,493 STAG Industrial Inc 5,323,671
Total Equity Real Estate Investment Trusts (REITs) 13,580,480
Financial Services - 6.8%
67,357 Discover Financial Services 8,829,829
57,835 (b) Fiserv Inc 9,243,190
51,551 Morgan Stanley 4,854,043
59,995 State Street Corp 4,638,813
Total Financial Services 27,565,875
Health Care Equipment & Services - 3.0%
15,057 Elevance Health Inc 7,807,657
12,127 Humana Inc 4,204,673
Total Health Care Equipment & Services 12,012,330

Shares Description (a) Value
Household & Personal Products - 2.7%
722,251 (c) Haleon PLC, ADR $ 6,131,911
226,703 Kenvue Inc 4,865,046
Total Household & Personal Products 10,996,957
Insurance - 5.2%
11,998 Aon PLC, Class A 4,003,973
13,217 Everest Group Ltd 5,253,758
54,351 Globe Life Inc 6,324,825
23,965 RenaissanceRe Holdings Ltd 5,632,494
Total Insurance 21,215,050
Materials - 4.3%
138,962 DuPont de Nemours Inc 10,654,216
54,101 Innospec Inc 6,975,783
Total Materials 17,629,999
Media & Entertainment - 4.7%
45,679 (b) Alphabet Inc, Class A 6,894,332
146,701 (b) TripAdvisor Inc 4,076,821
48,474 Walt Disney Co/The 5,931,278
285,616 (b) Warner Bros Discovery Inc 2,493,428
Total Media & Entertainment 19,395,859
Pharmaceuticals, Biotechnology & Life Sciences - 9.5%
1,154,438 (b) ADMA Biologics Inc 7,619,291
84,066 AstraZeneca PLC, Sponsored ADR 5,695,472
8,557 (b) Bio-Rad Laboratories Inc, Class A 2,959,610
120,134 Gilead Sciences Inc 8,799,815
49,829 Merck & Co Inc 6,574,937
144,829 Sanofi, ADR 7,038,689
Total Pharmaceuticals, Biotechnology & Life Sciences 38,687,814
Semiconductors & Semiconductor Equipment - 2.7%
118,490 Intel Corp 5,233,703
89,506 (b) Rambus Inc 5,532,366
Total Semiconductors & Semiconductor Equipment 10,766,069
Software & Services - 6.0%
311,715 Gen Digital Inc 6,982,416
83,802 Oracle Corp 10,526,370
181,432 (b) Teradata Corp 7,015,975
Total Software & Services 24,524,761
Technology Hardware & Equipment - 0.7%
147,152 (b) Viasat Inc 2,661,980
Total Technology Hardware & Equipment 2,661,980
Telecommunication Services - 2.5%
566,862 AT&T Inc 9,976,771
Total Telecommunication Services 9,976,771
Utilities - 4.9%
81,711 Alliant Energy Corp 4,118,234
91,005 Dominion Energy Inc 4,476,536
92,959 FirstEnergy Corp 3,590,077

Nuveen Multi Cap Value Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (a) Value
Utilities (continued)
100,831 Pinnacle West Capital Corp $ 7,535,101
Total Utilities 19,719,948
Total Common Stocks
(cost $327,822,774) 390,511,576
Total Long-Term Investments
(cost $327,822,774) 390,511,576
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.5%
6,163,316 (d) State Street Navigator Securities Lending
Government Money Market Portfolio
5.340%(e) $ 6,163,316
Total Investments Purchased with Collateral from Securities Lending
(cost $6,163,316) 6,163,316
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 4.0%
X –
REPURCHASE AGREEMENTS - 4 .0 % X 16,093,685
$ 15,675 (f) Fixed Income Clearing Corp (FICC) 5.280% 4/01/24 $ 15,675,000
419 (g) Fixed Income Clearing Corp (FICC) 1.600% 4/01/24 418,685
Total Repurchase Agreements
(cost $16,093,685) 16,093,685
Total Short-Term Investments
(cost $16,093,685) 16,093,685
Total Investments (cost $ 350,079,775 ) - 101 .7% 412,768,577
Other Assets & Liabilities, Net -  (1.7)% (6,860,282)
Net Assets - 100% $ 405,908,295

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 390,511,576 $ – $ – $ 390,511,576
Investments Purchased with Collateral from
Securities Lending 6,163,316 – – 6,163,316
Short-Term Investments:
Repurchase Agreements – 16,093,685 – 16,093,685
Total
$ 396,674,892 $ 16,093,685 $ – $ 412,768,577
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $5,976,595.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 5.280% dated 3/28/24 to be repurchased at $15,684,196 on 4/1/24, collateralized by
Government Agency Securities, with coupon rate 2.000% and maturity date 11/15/41, valued at $15,988,550.
(g) Agreement with Fixed Income Clearing Corporation, 1.600% dated 3/28/24 to be repurchased at $418,759 on 4/1/24, collateralized by
Government Agency Securities, with coupon rate 4.750% and maturity date 2/15/41, valued at $427,068.
ADR American Depositary Receipt
REIT Real Estate Investment Trust

Nuveen Large Cap Value Opportunities Fund
Portfolio of Investments March 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 98.6%
X –
COMMON STOCKS - 98 .6 % X 21,718,694
Automobiles & Components - 4.3%
22,126 Ford Motor Co $ 293,833
14,479 General Motors Co 656,623
Total Automobiles & Components 950,456
Banks - 8.0%
8,113 Citigroup Inc 513,066
3,060 JPMorgan Chase & Co 612,918
11,301 Wells Fargo & Co 655,006
Total Banks 1,780,990
Capital Goods - 12.3%
718 Eaton Corp PLC 224,504
10,911 Flowserve Corp 498,414
2,160 General Dynamics Corp 610,178
1,113 Honeywell International Inc 228,443
725 Hubbell Inc 300,911
7,024 nVent Electric PLC 529,611
3,196 Raytheon Technologies Corp 311,706
Total Capital Goods 2,703,767
Consumer Durables & Apparel - 0.6%
1,145 PulteGroup Inc 138,110
Total Consumer Durables & Apparel 138,110
Consumer Staples Distribution & Retail - 2.4%
8,948 Walmart Inc 538,401
Total Consumer Staples Distribution & Retail 538,401
Energy - 9.5%
11,657 Baker Hughes Co 390,510
1,357 Cheniere Energy Inc 218,857
2,833 Hess Corp 432,429
17,975 Permian Resources Corp 317,439
10,973 Shell PLC, ADR 735,628
Total Energy 2,094,863
Equity Real Estate Investment Trusts (REITs) - 3.1%
3,178 Alexandria Real Estate Equities Inc 409,676
2,679 Camden Property Trust 263,614
Total Equity Real Estate Investment Trusts (REITs) 673,290
Financial Services - 9.2%
3,624 Discover Financial Services 475,070
3,392 (b) Fiserv Inc 542,109
4,314 KKR & Co Inc 433,902
3,038 Morgan Stanley 286,058
3,610 State Street Corp 279,125
Total Financial Services 2,016,264
Food, Beverage & Tobacco - 1.2%
2,890 Philip Morris International Inc 264,782
Total Food, Beverage & Tobacco 264,782

Shares Description (a) Value
Health Care Equipment & Services - 4.5%
828 Elevance Health Inc $ 429,350
655 Humana Inc 227,102
2,514 Quest Diagnostics Inc 334,639
Total Health Care Equipment & Services 991,091
Household & Personal Products - 2.8%
39,304 (c) Haleon PLC, ADR 333,691
12,232 Kenvue Inc 262,499
Total Household & Personal Products 596,190
Insurance - 5.7%
4,770 American International Group Inc 372,872
774 Aon PLC, Class A 258,299
2,709 Globe Life Inc 315,246
1,300 RenaissanceRe Holdings Ltd 305,539
Total Insurance 1,251,956
Materials - 5.3%
3,908 (c) BHP Group Ltd, Sponsored ADR 225,453
6,474 Corteva Inc 373,356
7,476 DuPont de Nemours Inc 573,184
Total Materials 1,171,993
Media & Entertainment - 5.3%
3,247 (b) Alphabet Inc, Class A 490,069
7,577 (b) TripAdvisor Inc 210,565
2,660 Walt Disney Co/The 325,478
15,988 (b) Warner Bros Discovery Inc 139,575
Total Media & Entertainment 1,165,687
Pharmaceuticals, Biotechnology & Life Sciences - 8.0%
5,648 AstraZeneca PLC, Sponsored ADR 382,652
505 (b) Bio-Rad Laboratories Inc, Class A 174,664
6,488 Gilead Sciences Inc 475,246
2,683 Merck & Co Inc 354,022
7,831 Sanofi, ADR 380,587
Total Pharmaceuticals, Biotechnology & Life Sciences 1,767,171
Semiconductors & Semiconductor Equipment - 2.4%
12,131 Intel Corp 535,826
Total Semiconductors & Semiconductor Equipment 535,826
Software & Services - 4.5%
16,704 Gen Digital Inc 374,170
4,777 Oracle Corp 600,040
Total Software & Services 974,210
Technology Hardware & Equipment - 2.0%
3,607 Seagate Technology Holdings PLC 335,631
6,337 (b) Viasat Inc 114,636
Total Technology Hardware & Equipment 450,267
Telecommunication Services - 2.5%
31,220 AT&T Inc 549,472
Total Telecommunication Services 549,472

Nuveen Large Cap Value Opportunities Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (a) Value
Utilities - 5.0%
4,638 Alliant Energy Corp $ 233,755
4,934 Dominion Energy Inc 242,703
5,610 FirstEnergy Corp 216,658
5,497 Pinnacle West Capital Corp 410,792
Total Utilities 1,103,908
Total Common Stocks
(cost $13,970,761) 21,718,694
Total Long-Term Investments
(cost $13,970,761) 21,718,694
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.6%
568,772 (d) State Street Navigator Securities Lending
Government Money Market Portfolio
5.340%(e) $ 568,772
Total Investments Purchased with Collateral from Securities Lending
(cost $568,772) 568,772
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.7%
X –
REPURCHASE AGREEMENTS - 0 .7 % X 150,000
$ 150 (f) Fixed Income Clearing Corp (FICC) 5.280% 4/01/24 $ 150,000
Total Repurchase Agreements
(cost $150,000) 150,000
Total Short-Term Investments
(cost $150,000) 150,000
Total Investments (cost $ 14,689,533 ) - 101 .9% 22,437,466
Other Assets & Liabilities, Net -  (1.9)% (422,816)
Net Assets - 100% $ 22,014,650

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 21,718,694 $ – $ – $ 21,718,694
Investments Purchased with Collateral from
Securities Lending 568,772 – – 568,772
Short-Term Investments:
Repurchase Agreements – 150,000 – 150,000
Total
$ 22,287,466 $ 150,000 $ – $ 22,437,466
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $553,491.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 5.280% dated 3/28/24 to be repurchased at $150,088 on 4/1/24, collateralized by
Government Agency Securities, with coupon rate 3.875% and maturity date 8/15/33, valued at $153,067.
ADR American Depositary Receipt
REIT Real Estate Investment Trust

Nuveen Small/Mid Cap Value Fund
Portfolio of Investments March 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 98.6%
X –
COMMON STOCKS - 98 .6 % X 110,329,762
Automobiles & Components - 2.9%
60,704 (b) Atmus Filtration Technologies Inc $ 1,957,703
87,864 (b) Goodyear Tire & Rubber Co/The 1,206,373
Total Automobiles & Components 3,164,076
Banks - 3.2%
26,053 Prosperity Bancshares Inc 1,713,766
21,836 SouthState Corp 1,856,715
Total Banks 3,570,481
Capital Goods - 19.2%
22,688 AECOM 2,225,239
14,715 BWX Technologies Inc 1,510,053
22,447 Crane Co 3,033,263
10,020 Curtiss-Wright Corp 2,564,519
15,638 EnerSys 1,477,165
56,861 Flowserve Corp 2,597,410
2,698 Hubbell Inc 1,119,805
16,194 ITT Inc 2,202,870
10,297 (b) Middleby Corp/The 1,655,655
41,159 nVent Electric PLC 3,103,389
Total Capital Goods 21,489,368
Commercial & Professional Services - 1.0%
20,573 (b) Stericycle Inc 1,085,226
Total Commercial & Professional Services 1,085,226
Consumer Discretionary Distribution & Retail - 1.6%
21,130 Advance Auto Parts Inc 1,797,952
Total Consumer Discretionary Distribution & Retail 1,797,952
Consumer Durables & Apparel - 1.0%
58,029 Levi Strauss & Co, Class A 1,160,000
Total Consumer Durables & Apparel 1,160,000
Consumer Services - 1.5%
16,498 (b) Light & Wonder Inc 1,684,281
Total Consumer Services 1,684,281
Consumer Staples Distribution & Retail - 1.0%
14,338 (b) BJ's Wholesale Club Holdings Inc 1,084,670
Total Consumer Staples Distribution & Retail 1,084,670
Energy - 6.8%
40,991 (b) Antero Resources Corp 1,188,739
60,014 (c) Atlas Energy Solutions Inc 1,357,517
18,104 Chesapeake Energy Corp 1,608,178
17,156 HF Sinclair Corp 1,035,708
136,501 Permian Resources Corp 2,410,607
Total Energy 7,600,749

Shares Description (a) Value
Equity Real Estate Investment Trusts (REITs) - 10.8%
41,073 American Homes 4 Rent, Class A $ 1,510,665
92,319 Apple Hospitality REIT Inc 1,512,185
16,920 Camden Property Trust 1,664,929
33,915 Iron Mountain Inc 2,720,322
156,108 SITE Centers Corp 2,286,982
62,728 STAG Industrial Inc 2,411,264
Total Equity Real Estate Investment Trusts (REITs) 12,106,347
Financial Services - 11.4%
174,228 AGNC Investment Corp 1,724,857
459,032 BGC Group Inc, Class A 3,566,680
39,741 Carlyle Group Inc/The 1,864,250
13,013 (b) Euronet Worldwide Inc 1,430,519
14,321 FirstCash Holdings Inc 1,826,500
30,546 Stifel Financial Corp 2,387,781
Total Financial Services 12,800,587
Food, Beverage & Tobacco - 1.1%
69,498 Primo Water Corp 1,265,558
Total Food, Beverage & Tobacco 1,265,558
Health Care Equipment & Services - 1.2%
16,509 (b) Acadia Healthcare Co Inc 1,307,843
Total Health Care Equipment & Services 1,307,843
Insurance - 6.9%
8,461 American Financial Group Inc/OH 1,154,757
33,982 Axis Capital Holdings Ltd 2,209,510
5,689 Everest Group Ltd 2,261,378
18,978 Selective Insurance Group Inc 2,071,828
Total Insurance 7,697,473
Materials - 6.5%
6,761 Avery Dennison Corp 1,509,393
16,377 FMC Corp 1,043,215
19,884 Materion Corp 2,619,717
6,290 Reliance Inc 2,101,992
Total Materials 7,274,317
Pharmaceuticals, Biotechnology & Life Sciences - 8.0%
653,146 (b) ADMA Biologics Inc 4,310,763
84,946 (b) Elanco Animal Health Inc 1,382,921
61,449 (b) Exelixis Inc 1,458,185
8,115 (b) United Therapeutics Corp 1,864,178
Total Pharmaceuticals, Biotechnology & Life Sciences 9,016,047
Semiconductors & Semiconductor Equipment - 2.0%
38,823 (b) Rambus Inc 2,399,651
Total Semiconductors & Semiconductor Equipment 2,399,651
Software & Services - 2.9%
10,566 Amdocs Ltd 954,849
57,317 (b) Teradata Corp 2,216,448
Total Software & Services 3,171,297

Nuveen Small/Mid Cap Value Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Shares Description (a) Value
Technology Hardware & Equipment - 4.4%
35,796 (b) Ciena Corp $ 1,770,112
20,227 Seagate Technology Holdings PLC 1,882,122
3,954 (b) Zebra Technologies Corp, Class A 1,191,894
Total Technology Hardware & Equipment 4,844,128
Transportation - 1.2%
24,974 (b) GXO Logistics Inc 1,342,602
Total Transportation 1,342,602
Utilities - 4.0%
10,708 IDACORP Inc 994,666
38,915 OGE Energy Corp 1,334,785
17,506 Pinnacle West Capital Corp 1,308,223
22,036 PNM Resources Inc 829,435
Total Utilities 4,467,109
Total Common Stocks
(cost $84,281,807) 110,329,762
Total Long-Term Investments
(cost $84,281,807) 110,329,762
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.0%
1,126,300 (d) State Street Navigator Securities Lending
Government Money Market Portfolio
5.340%(e) $ 1,126,300
Total Investments Purchased with Collateral from Securities Lending
(cost $1,126,300) 1,126,300
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 1.4%
X –
REPURCHASE AGREEMENTS - 1 .4 % X 1,600,000
$ 1,600 (f) Fixed Income Clearing Corp (FICC) 5.280% 4/01/24 $ 1,600,000
Total Repurchase Agreements
(cost $1,600,000) 1,600,000
Total Short-Term Investments
(cost $1,600,000) 1,600,000
Total Investments (cost $ 87,008,107 ) - 101 .0% 113,056,062
Other Assets & Liabilities, Net -  (1.0)% (1,127,259)
Net Assets - 100% $ 111,928,803

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 110,329,762 $ – $ – $ 110,329,762
Investments Purchased with Collateral from
Securities Lending 1,126,300 – – 1,126,300
Short-Term Investments:
Repurchase Agreements – 1,600,000 – 1,600,000
Total
$ 111,456,062 $ 1,600,000 $ – $ 113,056,062
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,101,888.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 5.280% dated 3/28/24 to be repurchased at $1,600,939 on 4/1/24, collateralized by
Government Agency Securities, with coupon rate 3.875% and maturity date 8/15/33, valued at $1,632,028.
REIT Real Estate Investment Trust